Preferred and Common Stock - Summary Of Each Class Of Preferred Stock (Detail) - Bird Rides [Member] - shares	Sep. 30, 2021	Jan. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares Authorized			173,212,667	142,148,158
Shares Issued			153,738,961	135,023,946
Shares Outstanding			153,738,961	135,023,946
Senior preferred stock [Member]
Temporary Equity [Line Items]
Shares Authorized	37,500,000	37,500,000
Shares Issued	29,234,172
Shares Outstanding	29,234,172
Seed prime preferred stock [Member]
Temporary Equity [Line Items]
Shares Authorized	9,787,845
Shares Issued	9,665,497
Shares Outstanding	9,665,497
A prime preferred stock [Member]
Temporary Equity [Line Items]
Shares Authorized	19,738,093
Shares Issued	18,864,346
Shares Outstanding	18,864,346
B prime preferred stock [Member]
Temporary Equity [Line Items]
Shares Authorized	31,466,331
Shares Issued	30,380,749
Shares Outstanding	30,380,749
C prime preferred stock [Member]
Temporary Equity [Line Items]
Shares Authorized	30,108,491
Shares Issued	29,151,632
Shares Outstanding	29,151,632
D prime preferred stock [Member]
Temporary Equity [Line Items]
Shares Authorized	33,905,327
Shares Issued	33,858,879
Shares Outstanding	33,858,879
C-1 prime preferred stock [Member]
Temporary Equity [Line Items]
Shares Authorized	27,082,253
Shares Issued	26,219,090
Shares Outstanding	26,219,090
D-1 prime preferred stock [Member]
Temporary Equity [Line Items]
Shares Authorized	741,196
Shares Issued	74,231
Shares Outstanding	74,231
D-2 prime preferred stock [Member]
Temporary Equity [Line Items]
Shares Authorized	1,231,120
Shares Issued	1,231,120
Shares Outstanding	1,231,120
Total redeemable convertible preferred shares [Member]
Temporary Equity [Line Items]
Shares Authorized	191,560,656
Shares Issued	178,679,716
Shares Outstanding	178,679,716